UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23167

OSI ETF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Connor O’Brien

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 855-7670

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report
December 31, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.oshares.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as your brokerage firm).
Alternatively, you may elect to receive paper copies of all future reports free of charge by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held in your account(s) that you invest in through your financial intermediary.

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.oshares.com. Please read the prospectus carefully before you invest.
There are risks involved with investing, including possible loss of principal. Concentration in a particular industry or sector may subject the Funds to a greater degree to the risks particular to that industry or sector. A Fund’s emphasis on dividend paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund’s purchase of such a company’s securities. The securities of small and mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small and mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns. See the prospectus for specific risks regarding the Funds.
Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. through a brokerage account. However, shares are not individually redeemable directly from the Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.
Distributor:   Foreside Fund Services, LLC

i	Allocation of Portfolio Holdings and Sector Weightings
Schedule of Investments
1	O’Shares FTSE U.S. Quality Dividend ETF
4	O’Shares FTSE Russell Small Cap Quality Dividend ETF
8	O’Shares Global Internet Giants ETF
10	O’Shares FTSE Europe Quality Dividend ETF
14	Statements of Assets and Liabilities
15	Statements of Operations
16	Statements of Changes in Net Assets
18	Financial Highlights
19	Notes to Financial Statements
28	Expense Examples
30	Board Review and Approval of Investment Advisory and Sub-Advisory Agreements
33	Additional Information
The O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Russell Small Cap Quality Dividend ETF and O’Shares FTSE Europe Quality Dividend ETF (the “Funds”) are not in any way sponsored, endorsed, sold or promoted by the London Stock Exchange Group companies, which include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”) and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”) (together “LSEG”). LSEG makes no claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE USA Qual/Vol/Yield Factor 5% Capped Index, FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index and FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index (the “Indexes”) (upon which the Funds are based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Funds. LSEG has not provided nor will provide any financial or investment advice or recommendation in relation to the Indexes to the adviser or to the adviser’s clients. The Indexes are calculated by FTSE or its agent. LSEG shall not be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein.
All rights in the Index vest in FTSE. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE-Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license.
The O’Shares Global Internet Giants Index (the “OGIG Index”) is the exclusive property of O’Shares Investment Advisers, LLC, which has contracted with S-Network Global Indexes Inc. (“S-Network”) to maintain and calculate the OGIG Index. S-Network shall have no liability for any errors or omissions in calculating the OGIG Index.
The O’Shares Global Internet Giants ETF is not sponsored, endorsed, sold or promoted by S-Network, its affiliates or their third party licensors and neither S-Network, its affiliates nor their third party licensors make any representation regarding the advisability of investing in the O’Shares Global Internet Giants ETF.
S-Network Global Indexes Inc. (“S-Network” or “SNGISM”) is the property of S-Network and has been licensed by S-Network for use by O’Shares Investment Advisers, LLC in connection with the OGIG Index.

OSI ETF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2019 (Unaudited)
O’Shares FTSE U.S. Quality Dividend ETF (OUSA)
The Fund seeks to track the performance (before fees and expenses) of the FTSE USA Qual/Vol/Yield Factor 5% Capped Index (the “U.S. Target Index”). The U.S. Target Index is designed to reflect the performance of publicly- listed large capitalization and mid-capitalization dividend-paying issuers in the United States exhibiting high quality, low volatility and high dividend yields, as determined by FTSE-Russell (the “Index Provider”). The quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines.
Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Largest Equity Holdings
Company	% of Net Assets
Apple, Inc.	5.2%
Johnson & Johnson	5.1%
Exxon Mobil Corp.	4.9%
Procter & Gamble Co. (The)	3.8%
Chevron Corp.	3.2%
Pfizer, Inc.	3.0%
Home Depot, Inc. (The)	3.0%
Cisco Systems, Inc.	2.8%
Verizon Communications, Inc.	2.8%
Merck & Co., Inc.	2.7%
Sector Exposure
Sectors	% of Net Assets
Communication Services	5.0%
Consumer Discretionary	8.2%
Consumer Staples	15.0%
Energy	9.3%
Financials	2.3%
Health Care	19.6%
Industrials	11.1%
Information Technology	17.1%
Materials	1.7%
Real Estate	5.4%
Utilities	5.1%
Other(1)	0.2%
100.0%
(1)
Includes cash and any non-equity securities and net other assets (liabilities).

i

OSI ETF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2019 (Unaudited)
O’Shares FTSE Russell Small Cap Quality Dividend ETF (OUSM)
The Fund seeks to track the performance (before fees and expenses) of the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index (the “U.S. Small Cap Target Index”). The U.S. Small Cap Target Index is designed to reflect the performance of publicly-listed small capitalization dividend-paying issuers in the United States exhibiting high quality, low volatility and high dividend yields, as determined by FTSE-Russell (the “Index Provider”). The quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.
Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Rights	0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Largest Equity Holdings
Company	% of Net Assets
Cypress Semiconductor Corp.	2.3%
Encompass Health Corp.	2.2%
Monolithic Power Systems, Inc.	2.1%
Watsco, Inc.	2.0%
Cabot Microelectronics Corp.	1.7%
Eaton Vance Corp.	1.7%
LogMeIn, Inc.	1.7%
Williams-Sonoma, Inc.	1.5%
Graco, Inc.	1.5%
MKS Instruments, Inc.	1.4%
Sector Exposure
Sectors	% of Net Assets
Communication Services	2.1%
Consumer Discretionary	14.4%
Consumer Staples	3.8%
Energy	1.4%
Financials	18.0%
Health Care	3.1%
Industrials	23.2%
Information Technology	18.6%
Materials	9.2%
Utilities	6.1%
Other(1)	0.1%
100.0%
(1)
Includes cash and any non-equity securities and net other assets (liabilities).

OSI ETF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2019 (Unaudited)
O’Shares Global Internet Giants ETF (OGIG)
The Fund seeks to track the performance (before fees and expenses) of the O’Shares Global Internet Giants Index (the “Global Internet Giants Target Index”). The Global Internet Giants Target Index is a rules-based index intended to give investors a means of tracking stocks exhibiting quality and growth characteristics in the “internet sector”, as defined by O’Shares Investment Advisers, LLC (the “Index Provider”).
Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Largest Equity Holdings
Company	% of Net Assets
Amazon.com, Inc.	6.0%
Alibaba Group Holding Ltd. (ADR)	5.9%
Facebook, Inc., Class A	5.8%
Alphabet, Inc., Class A	5.7%
Microsoft Corp.	4.7%
Tencent Holdings Ltd.	4.6%
Netflix, Inc.	2.3%
salesforce.com, Inc.	2.1%
Delivery Hero SE	2.0%
Shopify, Inc., Class A	1.9%
Sector Exposure
Sectors	% of Net Assets
Communication Services	33.4%
Consumer Discretionary	26.4%
Information Technology	40.1%
Other(1)	0.1%
100.0%
(1)
Includes cash and any non-equity securities and net other assets (liabilities).

OSI ETF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2019 (Unaudited)
O’Shares FTSE Europe Quality Dividend ETF (OEUR)
The Fund seeks to track the performance (before fees and expenses) of the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index (the “Europe Target Index”). The Europe Target Index is designed to reflect the performance of publicly-listed large capitalization and mid-capitalization dividend-paying issuers in Europe exhibiting high quality, low volatility and high dividend yields, as determined by FTSE-Russell (the “Index Provider”). The quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines.
Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Largest Equity Holdings
Company	% of Net Assets
Novartis AG (Registered)	5.0%
Roche Holding AG	4.9%
Nestle SA (Registered)	4.7%
GlaxoSmithKline plc	3.8%
TOTAL SA	2.9%
Royal Dutch Shell plc, Class A	2.7%
BP plc	2.5%
Royal Dutch Shell plc, Class B	2.3%
Unilever NV	2.1%
Enel SpA	2.0%
Sector Exposure
Sectors	% of Net Assets
Communication Services	8.3%
Consumer Discretionary	5.0%
Consumer Staples	16.5%
Energy	12.4%
Financials	4.5%
Health Care	16.8%
Industrials	15.0%
Information Technology	0.2%
Materials	5.4%
Real Estate	6.6%
Utilities	8.2%
Other(1)	1.1%
100.0%
(1)
Includes cash and any non-equity securities and net other assets (liabilities).

OSI ETF Trust
O’Shares FTSE U.S. Quality Dividend ETF
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Shares	Value
Common Stocks – 99.8%
Aerospace & Defense – 2.8%
Boeing Co. (The)	25,732	$8,382,456
Huntington Ingalls Industries, Inc.	1,599	401,157
Lockheed Martin Corp.	11,515	4,483,711
Raytheon Co.	15,899	3,493,646
		16,760,970
Air Freight & Logistics – 1.2%
CH Robinson Worldwide, Inc.	9,935	776,917
Expeditors International of Washington, Inc.	7,128	556,126
United Parcel Service, Inc., Class B	48,148	5,636,205
		6,969,248
Auto Components – 0.2%
Autoliv, Inc.	3,091	260,911
Gentex Corp.	10,566	306,203
Lear Corp.	2,592	355,622
		922,736
Beverages – 4.7%
Coca-Cola Co. (The)	207,933	11,509,092
Coca-Cola European Partners plc	8,989	457,360
Molson Coors Brewing Co., Class B	6,156	331,809
PepsiCo, Inc.	112,520	15,378,108
		27,676,369
Biotechnology – 3.6%
AbbVie, Inc.	83,884	7,427,090
Amgen, Inc.	39,498	9,521,783
Gilead Sciences, Inc.	64,985	4,222,725
		21,171,598
Capital Markets – 1.0%
Franklin Resources, Inc.	45,946	1,193,677
T. Rowe Price Group, Inc.	40,001	4,873,722
		6,067,399
Chemicals – 1.3%
Air Products & Chemicals, Inc.	12,002	2,820,350
Celanese Corp.	5,050	621,756
Dow, Inc.	32,156	1,759,898
Eastman Chemical Co.	5,055	400,659
LyondellBasell Industries NV, Class A	11,728	1,108,061
PPG Industries, Inc.	9,252	1,235,050
		7,945,774
Commercial Services & Supplies – 0.3%
Rollins, Inc.	5,184	171,902
Waste Management, Inc.	16,219	1,848,317
		2,020,219
Communications Equipment – 2.8%
Cisco Systems, Inc.	344,337	16,514,403
Containers & Packaging – 0.3%
Avery Dennison Corp.	3,308	432,753
International Paper Co.	17,131	788,882
Packaging Corp. of America	3,888	435,417
		1,657,052

Investments	Shares	Value
Distributors – 0.2%
Genuine Parts Co.	11,337	$1,204,330
Diversified Telecommunication Services – 4.9%
AT&T, Inc.	321,448	12,562,188
Verizon Communications, Inc.	268,939	16,512,854
		29,075,042
Electric Utilities – 3.1%
Alliant Energy Corp.	8,748	478,691
American Electric Power Co., Inc.	24,942	2,357,268
Avangrid, Inc.	2,916	149,183
Duke Energy Corp.	37,041	3,378,510
Edison International	12,737	960,497
Entergy Corp.	8,461	1,013,628
Eversource Energy	13,284	1,130,070
Exelon Corp.	49,573	2,260,033
Pinnacle West Capital Corp.	6,087	547,404
PPL Corp.	41,646	1,494,258
Southern Co. (The)	53,126	3,384,126
Xcel Energy, Inc.	20,927	1,328,655
		18,482,323
Electrical Equipment – 1.2%
Eaton Corp. plc	25,476	2,413,087
Emerson Electric Co.	40,355	3,077,472
Rockwell Automation, Inc.	7,842	1,589,338
		7,079,897
Electronic Equipment, Instruments & Components – 0.3%
Avnet, Inc.	4,046	171,712
TE Connectivity Ltd.	16,524	1,583,660
		1,755,372
Equity Real Estate Investment Trusts (REITs) – 5.4%
AvalonBay Communities, Inc.	13,995	2,934,752
Duke Realty Corp.	28,733	996,173
Extra Space Storage, Inc.	10,544	1,113,657
Healthpeak Properties, Inc.	64,583	2,226,176
Host Hotels & Resorts, Inc.	121,945	2,262,080
Kimco Realty Corp.	32,273	668,374
Park Hotels & Resorts, Inc.	27,218	704,130
Prologis, Inc.	50,139	4,469,390
Public Storage	32,344	6,887,978
Simon Property Group, Inc.	59,190	8,816,942
WP Carey, Inc.	14,422	1,154,337
		32,233,989
Food & Staples Retailing – 0.9%
Sysco Corp.	22,866	1,955,958
Walgreens Boots Alliance, Inc.	52,799	3,113,029
		5,068,987
Food Products – 0.7%
General Mills, Inc.	31,255	1,674,018
Hormel Foods Corp.	16,438	741,518
Ingredion, Inc.	4,352	404,518
JM Smucker Co. (The)	4,212	438,596
Kellogg Co.	10,136	701,006
		3,959,656

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE U.S. Quality Dividend ETF
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Shares	Value
Gas Utilities – 0.1%
Atmos Energy Corp.	4,353	$486,927
Health Care Equipment & Supplies – 1.0%
Medtronic plc	52,636	5,971,554
Health Care Providers & Services – 1.9%
Cardinal Health, Inc.	14,453	731,033
UnitedHealth Group, Inc.	36,360	10,689,113
		11,420,146
Hotels, Restaurants & Leisure – 2.8%
Carnival Corp.	22,568	1,147,131
Darden Restaurants, Inc.	9,493	1,034,832
McDonald’s Corp.	38,933	7,693,550
Starbucks Corp.	58,492	5,142,617
Vail Resorts, Inc.	1,719	412,268
Yum! Brands, Inc.	12,381	1,247,138
		16,677,536
Household Durables – 0.3%
Garmin Ltd.	10,230	998,039
Leggett & Platt, Inc.	10,175	517,195
		1,515,234
Household Products – 5.4%
Clorox Co. (The)	9,720	1,492,409
Colgate-Palmolive Co.	65,856	4,533,527
Kimberly-Clark Corp.	29,259	4,024,575
Procter & Gamble Co. (The)	178,494	22,293,901
		32,344,412
Industrial Conglomerates – 2.7%
3M Co.	49,422	8,719,029
Honeywell International, Inc.	39,592	7,007,784
		15,726,813
Insurance – 1.3%
Fidelity National Financial, Inc.	30,458	1,381,270
Marsh & McLennan Cos., Inc.	54,661	6,089,782
		7,471,052
IT Services – 3.7%
Accenture plc, Class A	31,892	6,715,498
Amdocs Ltd.	7,234	522,223
Automatic Data Processing, Inc.	25,282	4,310,581
International Business Machines Corp.	41,986	5,627,803
Paychex, Inc.	32,467	2,761,643
Western Union Co. (The)	78,556	2,103,730
		22,041,478
Machinery – 1.6%
Cummins, Inc.	12,862	2,301,784
Dover Corp.	5,508	634,852
Illinois Tool Works, Inc.	24,458	4,393,391
PACCAR, Inc.	12,754	1,008,841
Pentair plc	7,243	332,236
Snap-on, Inc.	3,732	632,201
		9,303,305
Media – 0.2%
Omnicom Group, Inc.	10,973	889,032

Investments	Shares	Value
Metals & Mining – 0.1%
Nucor Corp.	11,852	$667,031
Multi-Utilities – 1.9%
Ameren Corp.	11,137	855,322
CenterPoint Energy, Inc.	32,699	891,702
CMS Energy Corp.	10,816	679,677
Consolidated Edison, Inc.	14,580	1,319,053
Dominion Energy, Inc.	44,192	3,659,981
DTE Energy Co.	9,437	1,225,583
Public Service Enterprise Group, Inc.	25,494	1,505,421
WEC Energy Group, Inc.	13,740	1,267,240
		11,403,979
Oil, Gas & Consumable Fuels – 9.3%
Chevron Corp.	159,581	19,231,106
Equitrans Midstream Corp.	6,804	90,901
Exxon Mobil Corp.	420,541	29,345,351
Occidental Petroleum Corp.	63,998	2,637,358
Phillips 66	23,650	2,634,847
Valero Energy Corp.	16,158	1,513,197
		55,452,760
Pharmaceuticals – 13.1%
Bristol-Myers Squibb Co.	104,830	6,729,038
Eli Lilly & Co.	53,017	6,968,024
Johnson & Johnson	205,930	30,039,009
Merck & Co., Inc.	178,392	16,224,752
Pfizer, Inc.	456,716	17,894,133
		77,854,956
Professional Services – 0.1%
Robert Half International, Inc.	6,029	380,731
Road & Rail – 1.0%
Union Pacific Corp.	34,384	6,216,283
Semiconductors & Semiconductor Equipment – 4.1%
Intel Corp.	251,761	15,067,896
Maxim Integrated Products, Inc.	17,128	1,053,543
Texas Instruments, Inc.	63,487	8,144,747
		24,266,186
Software – 0.7%
Oracle Corp.	82,453	4,368,360
Specialty Retail – 4.4%
Home Depot, Inc. (The)	80,613	17,604,267
Lowe’s Cos., Inc.	30,503	3,653,039
Tiffany & Co.	4,387	586,323
TJX Cos., Inc. (The)	72,980	4,456,159
		26,299,788
Technology Hardware, Storage & Peripherals – 5.4%
Apple, Inc.	105,814	31,072,281
HP, Inc.	60,590	1,245,125
		32,317,406
Textiles, Apparel & Luxury Goods – 0.3%
Tapestry, Inc.	10,535	284,129
VF Corp.	16,334	1,627,846
		1,911,975

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE U.S. Quality Dividend ETF
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Shares	Value
Tobacco – 3.3%
Altria Group, Inc.	151,263	$7,549,536
Philip Morris International, Inc.	143,602	12,219,094
		19,768,630
Trading Companies & Distributors – 0.2%
Fastenal Co.	35,464	1,310,395
Total Common Stocks (Cost $538,937,028)		592,631,333
Total Investments — 99.8% (Cost $538,937,028)		592,631,333
Other Assets Less Liabilities — 0.2%		1,180,230
Net Assets — 100.0%		$593,811,563

As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$67,700,144
Aggregate gross unrealized depreciation	(14,075,026)
Net unrealized appreciation	$53,625,118
Federal income tax cost of investments (including derivative contracts, if any)	$539,006,215

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Shares	Value
Common Stocks – 99.9%
Aerospace & Defense – 0.1%
National Presto Industries, Inc.	1,386	$122,509
Air Freight & Logistics – 0.2%
Forward Air Corp.	3,628	253,779
Airlines – 0.1%
Copa Holdings SA, Class A	593	64,091
Hawaiian Holdings, Inc.	847	24,809
		88,900
Auto Components – 0.6%
Cooper Tire & Rubber Co.	5,033	144,698
Dana, Inc.	11,979	218,018
Goodyear Tire & Rubber Co. (The)	15,933	247,838
		610,554
Automobiles – 1.0%
Thor Industries, Inc.	14,695	1,091,692
Banks – 4.0%
Bank of Hawaii Corp.	2,295	218,392
Cadence BanCorp	7,211	130,735
Cathay General Bancorp	5,099	194,017
City Holding Co.	927	75,968
Community Trust Bancorp, Inc.	998	46,547
CVB Financial Corp.	8,093	174,647
First Financial Bancorp	5,977	152,055
First Hawaiian, Inc.	7,902	227,973
First Horizon National Corp.	17,777	294,387
First Merchants Corp.	3,321	138,120
FNB Corp.	19,135	243,014
Great Western Bancorp, Inc.	3,329	115,649
Home BancShares, Inc.	9,729	191,272
International Bancshares Corp.	3,096	133,345
PacWest Bancorp	9,528	364,637
S&T Bancorp, Inc.	1,967	79,250
Sandy Spring Bancorp, Inc.	2,236	84,700
Stock Yards Bancorp, Inc.	1,210	49,683
Synovus Financial Corp.	8,132	318,774
TCF Financial Corp.	8,519	398,689
Umpqua Holdings Corp.	13,854	245,216
United Bankshares, Inc.	5,826	225,233
Washington Trust Bancorp, Inc.	1,016	54,651
WesBanco, Inc.	3,099	117,111
		4,274,065
Building Products – 3.2%
AO Smith Corp.	31,809	1,515,381
Apogee Enterprises, Inc.	1,769	57,492
Lennox International, Inc.	4,708	1,148,611
Quanex Building Products Corp.	3,053	52,145
Simpson Manufacturing Co., Inc.	8,114	650,986
		3,424,615

Investments	Shares	Value
Capital Markets – 10.2%
Artisan Partners Asset Management, Inc., Class A	20,906	$675,682
BGC Partners, Inc., Class A	60,936	361,960
Brightsphere Investment Group, Inc.	22,035	225,198
Cohen & Steers, Inc.	7,180	450,617
Eaton Vance Corp.	39,600	1,848,924
Evercore, Inc., Class A	12,247	915,586
FactSet Research Systems, Inc.	4,354	1,168,178
Federated Investors, Inc., Class B	34,661	1,129,602
Janus Henderson Group plc	43,379	1,060,616
Lazard Ltd., Class A	37,805	1,510,688
LPL Financial Holdings, Inc.	7,000	645,750
Moelis & Co., Class A	17,478	557,898
Virtu Financial, Inc., Class A	4,661	74,529
Waddell & Reed Financial, Inc., Class A	23,256	388,840
		11,014,068
Chemicals – 4.4%
Cabot Corp.	10,407	494,541
HB Fuller Co.	3,334	171,934
Huntsman Corp.	33,302	804,576
Innophos Holdings, Inc.	2,393	76,528
Innospec, Inc.	1,734	179,365
NewMarket Corp.	836	406,731
Olin Corp.	18,772	323,817
Orion Engineered Carbons SA	4,940	95,342
PolyOne Corp.	7,409	272,577
Quaker Chemical Corp.	1,049	172,581
RPM International, Inc.	9,193	705,655
Sensient Technologies Corp.	2,809	185,647
Tredegar Corp.	4,765	106,498
Trinseo SA	3,566	132,691
Valvoline, Inc.	29,022	621,361
		4,749,844
Commercial Services & Supplies – 4.5%
ABM Industries, Inc.	11,215	422,918
Brady Corp., Class A	9,552	546,947
Covanta Holding Corp.	11,036	163,774
Deluxe Corp.	5,214	260,283
Healthcare Services Group, Inc.	50,161	1,219,916
Herman Miller, Inc.	9,686	403,422
HNI Corp.	9,752	365,310
KAR Auction Services, Inc.	21,683	472,473
McGrath RentCorp	2,712	207,576
MSA Safety, Inc.	5,312	671,224
Steelcase, Inc., Class A	5,884	120,387
		4,854,230
Communications Equipment – 0.2%
ADTRAN, Inc.	26,542	262,500
Construction & Engineering – 0.1%
Comfort Systems USA, Inc.	2,477	123,478
Consumer Finance – 0.2%
FirstCash, Inc.	2,993	241,326

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Shares	Value
Containers & Packaging – 1.2%
Greif, Inc., Class A	2,373	$104,887
Myers Industries, Inc.	5,302	88,437
Sonoco Products Co.	17,221	1,062,880
		1,256,204
Distributors – 0.1%
Core-Mark Holding Co., Inc.	3,666	99,679
Diversified Telecommunication Services – 0.9%
ATN International, Inc.	981	54,337
Cogent Communications Holdings, Inc.	14,080	926,605
		980,942
Electric Utilities – 2.7%
ALLETE, Inc.	4,175	338,885
El Paso Electric Co.	2,039	138,428
Hawaiian Electric Industries, Inc.	8,014	375,536
IDACORP, Inc.	3,613	385,868
MGE Energy, Inc.	1,783	140,536
OGE Energy Corp.	18,319	814,646
Otter Tail Corp.	3,111	159,563
PNM Resources, Inc.	3,389	171,856
Portland General Electric Co.	6,019	335,800
		2,861,118
Electrical Equipment – 0.9%
AZZ, Inc.	2,036	93,554
nVent Electric plc	26,169	669,403
Regal Beloit Corp.	2,681	229,521
		992,478
Electronic Equipment, Instruments & Components – 3.2%
AVX Corp.	13,926	285,065
Badger Meter, Inc.	3,698	240,111
Benchmark Electronics, Inc.	5,166	177,504
Dolby Laboratories, Inc., Class A	8,727	600,418
FLIR Systems, Inc.	18,372	956,630
National Instruments Corp.	29,266	1,239,122
		3,498,850
Energy Equipment & Services – 0.0%(a)
RPC, Inc.	8,553	44,818
Entertainment – 0.4%
Cinemark Holdings, Inc.	13,586	459,886
Food & Staples Retailing – 0.3%
PriceSmart, Inc.	2,286	162,352
Weis Markets, Inc.	2,885	116,813
		279,165
Food Products – 1.5%
B&G Foods, Inc.	5,251	94,150
Calavo Growers, Inc.	1,108	100,374
Cal-Maine Foods, Inc.	4,634	198,104
Flowers Foods, Inc.	15,537	337,774
J&J Snack Foods Corp.	1,342	247,290
Lancaster Colony Corp.	3,842	615,104
Tootsie Roll Industries, Inc.	1,504	51,347
		1,644,143

Investments	Shares	Value
Gas Utilities – 2.3%
National Fuel Gas Co.	5,892	$274,214
New Jersey Resources Corp.	9,097	405,453
Northwest Natural Holding Co.	1,488	109,710
ONE Gas, Inc.	3,458	323,565
Southwest Gas Holdings, Inc.	2,260	171,692
Spire, Inc.	2,822	235,101
UGI Corp.	20,836	940,954
		2,460,689
Health Care Providers & Services – 3.2%
Encompass Health Corp.	35,025	2,426,182
Patterson Cos., Inc.	48,226	987,668
		3,413,850
Hotels, Restaurants & Leisure – 6.3%
BJ’s Restaurants, Inc.	2,360	89,586
Bloomin’ Brands, Inc.	6,762	149,237
Brinker International, Inc.	12,571	527,982
Cheesecake Factory, Inc. (The)	16,492	640,879
Cracker Barrel Old Country Store, Inc.	8,998	1,383,353
Dave & Buster’s Entertainment, Inc.	3,034	121,876
Dine Brands Global, Inc.	1,728	144,323
Dunkin’ Brands Group, Inc.	9,017	681,144
Extended Stay America, Inc.	20,698	307,572
Jack in the Box, Inc.	1,947	151,924
Six Flags Entertainment Corp.	14,450	651,840
Texas Roadhouse, Inc.	16,142	909,117
Wendy’s Co. (The)	15,723	349,208
Wyndham Destinations, Inc.	14,221	735,083
		6,843,124
Household Durables – 0.3%
Ethan Allen Interiors, Inc.	7,439	141,787
La-Z-Boy, Inc.	4,021	126,581
Tupperware Brands Corp.	6,475	55,556
		323,924
Household Products – 0.7%
Spectrum Brands Holdings, Inc.	5,051	324,729
WD-40 Co.	2,482	481,855
		806,584
Independent Power and Renewable Electricity Producers – 0.2%
Atlantica Yield plc	2,677	70,646
Pattern Energy Group, Inc., Class A	5,017	134,230
		204,876
Industrial Conglomerates – 0.9%
Carlisle Cos., Inc.	5,181	838,493
Raven Industries, Inc.	4,543	156,552
		995,045
Insurance – 2.0%
Assured Guaranty Ltd.	7,017	343,973
Employers Holdings, Inc.	2,569	107,256
First American Financial Corp.	17,972	1,048,127
Hanover Insurance Group, Inc. (The)	2,661	363,679
Safety Insurance Group, Inc.	2,747	254,180
		2,117,215

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Shares	Value
IT Services – 3.1%
Jack Henry & Associates, Inc.	8,219	$1,197,262
ManTech International Corp., Class A	4,482	358,022
MAXIMUS, Inc.	7,269	540,741
NIC, Inc.	31,551	705,165
Sabre Corp.	21,117	473,865
TTEC Holdings, Inc.	1,019	40,373
		3,315,428
Leisure Products – 0.1%
Acushnet Holdings Corp.	3,915	127,237
Machinery – 8.0%
Allison Transmission Holdings, Inc.	10,315	498,421
Crane Co.	3,890	336,018
Donaldson Co., Inc.	19,757	1,138,398
EnPro Industries, Inc.	1,599	106,941
Franklin Electric Co., Inc.	4,107	235,413
Graco, Inc.	30,903	1,606,956
Hillenbrand, Inc.	18,079	602,212
ITT, Inc.	7,045	520,696
Kennametal, Inc.	5,893	217,393
Lincoln Electric Holdings, Inc.	14,077	1,361,668
Lindsay Corp.	684	65,657
Mueller Industries, Inc.	3,889	123,476
Oshkosh Corp.	6,164	583,423
Toro Co. (The)	15,848	1,262,610
		8,659,282
Media – 0.5%
Gannett Co., Inc.	4,686	29,896
John Wiley & Sons, Inc., Class A	7,109	344,929
Scholastic Corp.	5,011	192,673
		567,498
Metals & Mining – 2.1%
Compass Minerals International, Inc.	5,137	313,152
Kaiser Aluminum Corp.	2,822	312,932
Reliance Steel & Aluminum Co.	10,995	1,316,761
Schnitzer Steel Industries, Inc., Class A	4,533	98,275
Worthington Industries, Inc.	4,266	179,940
		2,221,060
Multi-Utilities – 0.5%
Avista Corp.	3,772	181,396
Black Hills Corp.	2,604	204,518
NorthWestern Corp.	2,791	200,031
		585,945
Oil, Gas & Consumable Fuels – 1.4%
Antero Midstream Corp.	45,487	345,246
CVR Energy, Inc.	4,496	181,773
Delek US Holdings, Inc.	11,524	386,400
PBF Energy, Inc., Class A	17,748	556,755
		1,470,174

Investments	Shares	Value
Paper & Forest Products – 1.6%
Boise Cascade Co.	2,526	$92,275
Domtar Corp.	13,838	529,165
Louisiana-Pacific Corp.	24,965	740,711
Neenah, Inc.	3,291	231,785
Schweitzer-Mauduit International, Inc.	4,221	177,240
		1,771,176
Personal Products – 0.7%
Inter Parfums, Inc.	3,182	231,363
Medifast, Inc.	2,294	251,377
Nu Skin Enterprises, Inc., Class A	6,685	273,951
		756,691
Professional Services – 1.1%
Exponent, Inc.	4,397	303,437
Forrester Research, Inc.*	7,173	299,114
Insperity, Inc.	3,711	319,294
Kelly Services, Inc., Class A	3,818	86,211
Korn Ferry	4,122	174,773
		1,182,829
Road & Rail – 0.5%
Ryder System, Inc.	3,721	202,088
Schneider National, Inc., Class B	6,011	131,160
Werner Enterprises, Inc.	4,132	150,363
		483,611
Semiconductors & Semiconductor Equipment – 9.3%
Cabot Microelectronics Corp.	12,920	1,864,614
Cypress Semiconductor Corp.	106,898	2,493,930
Kulicke & Soffa Industries, Inc.	42,544	1,157,197
MKS Instruments, Inc.	13,905	1,529,689
Monolithic Power Systems, Inc.	12,880	2,292,898
Power Integrations, Inc.	7,017	694,052
		10,032,380
Software – 2.7%
LogMeIn, Inc.	21,492	1,842,724
Progress Software Corp.	26,652	1,107,391
		2,950,115
Specialty Retail – 4.1%
American Eagle Outfitters, Inc.	38,383	564,230
Bed Bath & Beyond, Inc.	19,989	345,810
Buckle, Inc. (The)	8,515	230,246
Children’s Place, Inc. (The)	3,400	212,568
Designer Brands, Inc., Class A	14,853	233,786
Dick’s Sporting Goods, Inc.	13,414	663,859
GameStop Corp., Class A	14,061	85,491
Guess?, Inc.	5,630	125,999
Penske Automotive Group, Inc.	2,694	135,293
Signet Jewelers Ltd.	7,676	166,876
Williams-Sonoma, Inc.	22,634	1,662,241
		4,426,399
Textiles, Apparel & Luxury Goods – 1.9%
Carter’s, Inc.	8,872	970,064
Columbia Sportswear Co.	2,250	225,428
Oxford Industries, Inc.	2,329	175,653
Steven Madden Ltd.	16,903	726,998
		2,098,143

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Shares	Value
Thrifts & Mortgage Finance – 1.7%
MGIC Investment Corp.	71,680	$1,015,706
New York Community Bancorp, Inc.	25,659	308,421
Northwest Bancshares, Inc.	6,393	106,315
Provident Financial Services, Inc.	3,705	91,328
TFS Financial Corp.	2,788	54,868
TrustCo Bank Corp.	5,036	43,662
Walker & Dunlop, Inc.	3,273	211,698
		1,831,998
Tobacco – 0.5%
Universal Corp.	4,433	252,947
Vector Group Ltd.	24,624	329,715
		582,662
Trading Companies & Distributors – 3.2%
Applied Industrial Technologies, Inc.	4,293	286,300
Kaman Corp.	2,341	154,319
MSC Industrial Direct Co., Inc., Class A	11,572	908,055
Watsco, Inc.	11,880	2,140,182
		3,488,856
Transportation Infrastructure – 0.4%
Macquarie Infrastructure Corp.	8,825	378,063
Water Utilities – 0.4%
Aqua America, Inc.	9,553	448,418
Wireless Telecommunication Services – 0.2%
Telephone & Data Systems, Inc.	8,561	217,706
Total Common Stocks (Cost $102,974,236)		107,989,821

Investments	Number of Rights	Value
RIGHTS – 0.0%
Chemicals – 0.0%
A Schulman, Inc., CVR*‡(b) (Cost $—)	5,220	$—
Total Investments — 99.9% (Cost $102,974,236)		107,989,821
Other Assets Less Liabilities — 0.1%		62,609
Net Assets — 100.0%		$108,052,430
*
Non-income producing security.

‡
Value determined using significant unobservable inputs.

(a)
Represents less than 0.05% of net assets.

(b)
Security fair valued as of December 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2019 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

Abbreviations
CVR	Contingent Value Rights
As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$10,545,624
Aggregate gross unrealized depreciation	(5,587,869)
Net unrealized appreciation	$4,957,755
Federal income tax cost of investments (including derivative contracts, if any)	$103,032,066

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares Global Internet Giants ETF
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Shares	Value
Common Stocks – 99.9%
Entertainment – 7.9%
Activision Blizzard, Inc.	1,275	$75,761
Bilibili, Inc., ADR*	35,437	659,837
Electronic Arts, Inc.*	1,030	110,735
NetEase, Inc., ADR	694	212,808
Netflix, Inc.*	3,204	1,036,718
Spotify Technology SA*	3,139	469,438
Tencent Music Entertainment Group, ADR*	49,588	582,163
Zynga, Inc., Class A*	76,956	470,971
		3,618,431
Interactive Media & Services – 25.5%
Alphabet, Inc., Class A*	1,946	2,606,453
Autohome, Inc., ADR*	2,905	232,429
Baidu, Inc., ADR*	1,387	175,317
Facebook, Inc., Class A*	12,992	2,666,608
IAC/InterActiveCorp*	1,077	268,292
JOYY, Inc., ADR*	8,078	426,438
Match Group, Inc.*	4,812	395,113
Momo, Inc., ADR	7,638	255,873
Pinterest, Inc., Class A*	34,843	649,474
Snap, Inc., Class A*	45,818	748,208
Tencent Holdings Ltd.	44,100	2,125,819
Twitter, Inc.*	9,129	292,584
Z Holdings Corp.	37,900	160,772
Zillow Group, Inc., Class C*	14,810	680,371
		11,683,751
Internet & Direct Marketing Retail – 26.4%
Alibaba Group Holding Ltd., ADR*	12,827	2,720,607
Amazon.com, Inc.*	1,490	2,753,282
Booking Holdings, Inc.*	107	219,749
Delivery Hero SE*	11,505	911,237
eBay, Inc.	2,715	98,039
Etsy, Inc.*	9,888	438,038
Expedia Group, Inc.	1,320	142,745
Grubhub, Inc.*	10,500	510,720
JD.com, Inc., ADR*	10,071	354,801
Just Eat plc*	36,029	398,445
Meituan Dianping, Class B*	63,700	833,059
MercadoLibre, Inc.*	1,301	744,094
Rakuten, Inc.	26,400	227,136
Takeaway.com NV*	6,390	589,602
Trip.com Group Ltd., ADR*	9,743	326,780
Wayfair, Inc., Class A*	5,672	512,579
Zalando SE*	6,151	311,945
		12,092,858

Investments	Shares	Value
IT Services – 7.0%
MongoDB, Inc.*	4,688	$616,988
Okta, Inc.*	4,932	569,005
Shopify, Inc., Class A*	2,149	855,623
Twilio, Inc., Class A*	6,512	639,999
VeriSign, Inc.*	574	110,598
Wix.com Ltd.*	3,581	438,243
		3,230,456
Software – 33.1%
Adobe, Inc.*	2,427	800,449
Anaplan, Inc.*	10,370	543,388
Atlassian Corp. plc, Class A*	5,103	614,095
Avalara, Inc.*	6,158	451,073
Coupa Software, Inc.*	4,047	591,874
DocuSign, Inc.*	7,059	523,142
Elastic NV*	9,486	609,950
Fortinet, Inc.*	2,132	227,612
HubSpot, Inc.*	2,763	437,935
Intuit, Inc.	914	239,404
Microsoft Corp.	13,564	2,139,043
Palo Alto Networks, Inc.*	1,632	377,400
Proofpoint, Inc.*	2,868	329,189
RingCentral, Inc., Class A*	2,672	450,686
salesforce.com, Inc.*	6,048	983,647
ServiceNow, Inc.*	2,740	773,557
Smartsheet, Inc., Class A*	14,710	660,773
Splunk, Inc.*	2,938	440,024
Temenos AG (Registered)*	1,538	243,323
Trade Desk, Inc. (The), Class A*	2,224	577,751
VMware, Inc., Class A*	1,377	209,015
Workday, Inc., Class A*	2,909	478,385
Xero Ltd.*	9,517	535,198
Zendesk, Inc.*	7,171	549,514
Zoom Video Communications, Inc., Class A*	11,300	768,852
Zscaler, Inc.*	13,010	604,965
		15,160,244
Total Common Stocks (Cost $41,138,242)		45,785,740
Total Investments — 99.9% (Cost $41,138,242)		45,785,740
Other Assets Less Liabilities — 0.1%		42,400
Net Assets — 100.0%		$45,828,140

*
Non-income producing security.

Abbreviations
ADR	American Depositary Receipt
As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$6,672,968
Aggregate gross unrealized depreciation	(2,032,979)
Net unrealized appreciation	$4,639,989
Federal income tax cost of investments (including derivative contracts, if any)	$41,145,751

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares Global Internet Giants ETF
Schedule of Investments
December 31, 2019 (Unaudited)
O’Shares Global Internet Giants ETF invested, as a percentage of net assets, in the following countries as of December 31, 2019:
Argentina	1.6%
Canada	1.9%
China	19.4%
Germany	2.7%
Israel	0.9%
Japan	0.8%
Netherlands	1.3%
New Zealand	1.2%
Switzerland	0.5%
United Kingdom	0.9%
United States	68.7%
Other(1)	0.1%
100.0%
(1)
Includes cash and any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Shares	Value
Common Stocks – 98.9%
Aerospace & Defense – 0.7%
BAE Systems plc	14,637	$109,517
Meggitt plc	2,940	25,581
Thales SA	441	45,799
		180,897
Airlines – 0.1%
Deutsche Lufthansa AG (Registered)	672	12,379
International Consolidated Airlines Group SA	2,772	22,951
		35,330
Auto Components – 0.8%
Cie Generale des Etablissements Michelin SCA	756	92,584
Continental AG	609	78,792
Nokian Renkaat OYJ	1,071	30,812
		202,188
Beverages – 1.8%
Carlsberg A/S, Class B	357	53,295
Diageo plc	10,416	441,624
		494,919
Building Products – 0.9%
Cie de Saint-Gobain	2,436	99,806
Geberit AG (Registered)	252	141,360
		241,166
Capital Markets – 2.1%
3i Group plc	18,123	263,613
Amundi SA	462	36,250
Ashmore Group plc	4,242	29,109
DWS Group GmbH & Co. KGaA	231	8,220
Euronext NV	462	37,676
Partners Group Holding AG	223	204,358
		579,226
Chemicals – 3.0%
Air Liquide SA	1,640	232,322
BASF SE	4,053	306,408
Clariant AG (Registered)*	693	15,458
Croda International plc	462	31,336
EMS-Chemie Holding AG (Registered)	42	27,607
Evonik Industries AG	1,092	33,353
FUCHS PETROLUB SE	252	11,301
FUCHS PETROLUB SE (Preference)	441	21,860
Koninklijke DSM NV	672	87,577
Solvay SA	273	31,655
		798,877
Commercial Services & Supplies – 0.3%
Babcock International Group plc	1,995	16,634
ISS A/S	1,008	24,205
Securitas AB, Class B	1,134	19,558
Societe BIC SA	378	26,307
		86,704

Investments	Shares	Value
Construction & Engineering – 1.6%
Boskalis Westminster	294	$7,524
Bouygues SA	1,239	52,683
HOCHTIEF AG	168	21,441
Skanska AB, Class B	3,255	73,612
Vinci SA	2,604	289,376
		444,636
Construction Materials – 0.2%
HeidelbergCement AG	504	36,751
Imerys SA	231	9,770
		46,521
Distributors – 0.1%
Inchcape plc	3,381	31,622
Diversified Financial Services – 0.1%
Sofina SA	147	31,780
Diversified Telecommunication Services – 5.7%
BT Group plc	73,206	186,628
Deutsche Telekom AG (Registered)	20,601	336,926
Elisa OYJ	1,197	66,174
Infrastrutture Wireless Italiane SpA	1,953	19,138
Koninklijke KPN NV	19,845	58,608
Orange SA	13,377	197,006
Proximus SADP	1,680	48,126
Swisscom AG (Registered)	252	133,397
Telefonica Deutschland Holding AG	7,119	20,649
Telefonica SA	30,744	214,895
Telekom Austria AG*	1,050	8,580
Telenor ASA	7,959	142,608
Telia Co. AB	26,985	116,028
		1,548,763
Electric Utilities – 3.7%
Acciona SA	126	13,267
EDP – Energias de Portugal SA	16,947	73,505
Endesa SA	3,633	97,017
Enel SpA	67,634	536,900
Fortum OYJ	1,596	39,413
Red Electrica Corp. SA	4,599	92,536
SSE plc	3,990	76,035
Terna Rete Elettrica Nazionale SpA	10,101	67,509
		996,182
Electrical Equipment – 2.0%
ABB Ltd. (Registered)	7,266	175,356
Legrand SA	1,092	89,040
Schneider Electric SE	2,604	267,454
Signify NV	567	17,732
		549,582
Equity Real Estate Investment Trusts (REITs) – 3.0%
Covivio	546	62,024
Gecina SA	840	150,487
Klepierre SA	2,583	98,145
Merlin Properties Socimi SA	5,817	83,513
Segro plc	21,420	254,591
Unibail-Rodamco-Westfield	987	155,827
		804,587

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Shares	Value
Food & Staples Retailing – 1.3%
Colruyt SA	420	$21,913
ICA Gruppen AB	462	21,577
Jeronimo Martins SGPS SA	966	15,902
Kesko OYJ, Class B	294	20,817
Koninklijke Ahold Delhaize NV	9,807	245,431
Wm Morrison Supermarkets plc	12,495	33,073
		358,713
Food Products – 5.6%
Associated British Foods plc	1,491	51,316
Leroy Seafood Group ASA	987	6,548
Mowi ASA	2,562	66,534
Nestle SA (Registered)	11,702	1,266,211
Orkla ASA	8,337	84,401
Salmar ASA	315	16,106
Tate & Lyle plc	3,318	33,415
		1,524,531
Gas Utilities – 1.0%
Enagas SA	2,625	67,005
Italgas SpA	3,108	18,993
Naturgy Energy Group SA	2,814	70,755
Rubis SCA	504	30,974
Snam SpA	15,015	78,979
		266,706
Health Care Equipment & Supplies – 0.9%
Coloplast A/S, Class B	693	86,029
Koninklijke Philips NV	3,381	165,166
		251,195
Hotels, Restaurants & Leisure – 0.6%
Carnival plc	1,092	52,715
InterContinental Hotels Group plc	924	63,749
Sodexo SA	315	37,357
		153,821
Household Durables – 0.9%
Barratt Developments plc	4,179	41,333
Bellway plc	672	33,891
Electrolux AB, Series B	1,134	27,850
Persimmon plc	2,247	80,222
Taylor Wimpey plc	18,102	46,379
		229,675
Household Products – 0.4%
Henkel AG & Co. KGaA	420	39,602
Henkel AG & Co. KGaA (Preference)	630	65,201
		104,803
Independent Power and Renewable Electricity Producers – 0.1%
Uniper SE	840	27,825
Industrial Conglomerates – 2.0%
Investment AB Latour, Class B	1,029	16,796
Siemens AG (Registered)	3,948	516,462
		533,258

Investments	Shares	Value
Insurance – 2.2%
Admiral Group plc	5,628	$172,152
Direct Line Insurance Group plc	33,306	137,882
Gjensidige Forsikring ASA	1,323	27,740
Sampo OYJ, Class A	6,090	265,990
		603,764
Machinery – 3.3%
Aalberts NV	399	17,919
Alfa Laval AB	1,449	36,515
Alstom SA	2,688	127,420
GEA Group AG	777	25,712
Georg Fischer AG (Registered)	13	13,197
IMI plc	1,470	22,960
Kone OYJ, Class B	3,381	221,183
OC Oerlikon Corp. AG (Registered)	1,197	14,042
Rational AG	10	8,048
Sandvik AB	5,922	115,548
Schindler Holding AG	168	42,713
Schindler Holding AG (Registered)	84	20,576
SKF AB, Class B	2,121	42,914
Trelleborg AB, Class B	1,218	21,931
Volvo AB, Class B	5,523	92,571
Wartsila OYJ Abp	3,339	36,918
Zardoya Otis SA	2,205	17,388
		877,555
Marine – 0.4%
Kuehne + Nagel International AG (Registered)	672	113,255
Media – 0.9%
ITV plc	27,132	54,274
Lagardere SCA	525	11,450
ProSiebenSat.1 Media SE	756	11,804
Publicis Groupe SA	1,155	52,326
RTL Group SA	546	26,955
WPP plc	6,552	92,570
		249,379
Metals & Mining – 1.5%
Norsk Hydro ASA	4,893	18,175
Rio Tinto plc	6,531	389,597
		407,772
Multiline Retail – 0.3%
Marks & Spencer Group plc	12,348	34,924
Next plc	525	48,810
		83,734
Multi-Utilities – 2.9%
A2A SpA	12,873	24,160
Centrica plc	44,772	52,966
Engie SA	13,104	211,813
Hera SpA	5,271	23,075
National Grid plc	27,615	345,453
Suez	2,289	34,649
Veolia Environnement SA	3,003	79,923
		772,039

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
December 31, 2019 (Unaudited)
Investments	Shares	Value
Oil, Gas & Consumable Fuels – 12.4%
BP plc	108,286	$676,519
Eni SpA	11,970	186,039
Equinor ASA	7,392	147,633
Galp Energia SGPS SA	2,730	45,660
OMV AG	504	28,332
Polski Koncern Naftowy ORLEN SA	1,701	38,545
Polskie Gornictwo Naftowe i Gazownictwo SA	13,398	15,311
Repsol SA	4,452	69,613
Royal Dutch Shell plc, Class A	24,564	727,295
Royal Dutch Shell plc, Class B	21,200	628,957
TOTAL SA	14,316	790,630
		3,354,534
Paper & Forest Products – 0.8%
Mondi plc	3,717	87,279
Svenska Cellulosa AB SCA, Class B	1,911	19,394
UPM-Kymmene OYJ	3,108	107,837
		214,510
Personal Products – 4.7%
L’Oreal SA	1,008	298,711
Unilever NV	9,660	555,505
Unilever plc	7,427	428,042
		1,282,258
Pharmaceuticals – 15.9%
GlaxoSmithKline plc	43,174	1,017,494
Novartis AG (Registered)	14,113	1,339,376
Novo Nordisk A/S, Class B	8,463	491,545
Orion OYJ, Class B	651	30,158
Recordati SpA	567	23,912
Roche Holding AG	4,122	1,336,612
Roche Holding AG – BR	168	53,366
		4,292,463
Professional Services – 2.0%
Adecco Group AG (Registered)	1,239	78,331
Bureau Veritas SA	1,806	47,154
DKSH Holding AG	273	14,857
Randstad NV	672	41,065
RELX plc	8,841	223,174
SGS SA (Registered)	49	134,145
		538,726
Real Estate Management & Development – 3.7%
Aroundtown SA	17,892	160,349
Castellum AB	4,809	113,019
Deutsche Wohnen SE	4,305	175,995
LEG Immobilien AG	1,113	131,868
PSP Swiss Property AG (Registered)	315	43,459
Swiss Prime Site AG (Registered)*	546	63,094
Vonovia SE	5,586	300,974
		988,758
Software – 0.2%
Sage Group plc (The)	5,061	50,217

Investments	Shares	Value
Specialty Retail – 1.4%
Dufry AG (Registered)*	84	$8,329
Fielmann AG	210	16,972
Hennes & Mauritz AB, Class B	5,775	117,511
Industria de Diseno Textil SA	4,473	157,909
Kingfisher plc	23,919	68,760
		369,481
Textiles, Apparel & Luxury Goods – 1.0%
HUGO BOSS AG	294	14,276
Kering SA	357	234,509
Swatch Group AG (The)	84	23,421
		272,206
Tobacco – 2.5%
British American Tobacco plc	10,724	459,087
Imperial Brands plc	7,035	174,184
Swedish Match AB	903	46,572
		679,843
Trading Companies & Distributors – 1.0%
Bunzl plc	1,680	45,958
Ferguson plc	1,953	177,226
Howden Joinery Group plc	2,289	20,395
Travis Perkins plc	1,302	27,632
		271,211
Transportation Infrastructure – 0.7%
Aena SME SA	651	124,592
Aeroports de Paris	126	24,907
Flughafen Zurich AG (Registered)	84	15,328
Fraport AG Frankfurt Airport Services Worldwide	147	12,504
		177,331
Water Utilities – 0.6%
Pennon Group plc	3,171	43,058
Severn Trent plc	1,680	55,973
United Utilities Group plc	4,872	60,889
		159,920
Wireless Telecommunication Services – 1.6%
Vodafone Group plc	224,070	435,638
Total Common Stocks (Cost $25,585,994)		26,718,101
Total Investments — 98.9% (Cost $25,585,994)		26,718,101
Other Assets Less Liabilities — 1.1%		286,296
Net Assets — 100.0%		$27,004,397

*
Non-income producing security.

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
December 31, 2019 (Unaudited)
Abbreviations
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
As of December 31, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$2,802,813
Aggregate gross unrealized depreciation	(1,676,022)
Net unrealized appreciation	$1,126,791
Federal income tax cost of investments (including derivative contracts, if any)	$25,591,310
O’Shares FTSE Europe Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of December 31, 2019:
Australia	1.4%
Austria	0.1%
Belgium	0.5%
Denmark	2.4%
Finland	3.0%
France	14.4%
Germany	8.9%
Italy	3.6%
Luxembourg	0.1%
Netherlands	7.5%
Norway	1.9%
Poland	0.2%
Portugal	0.5%
Spain	3.7%
Sweden	3.3%
Switzerland	19.6%
United Kingdom	26.9%
United States	0.9%
Other(1)	1.1%
100.0%
(1)
Includes cash and any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

OSI ETF Trust
Statements of Assets and Liabilities
December 31, 2019 (Unaudited)
	O’Shares FTSE U.S. Quality Dividend ETF	O’Shares FTSE Russell Small Cap Quality Dividend ETF	O’Shares Global Internet Giants ETF	O’Shares FTSE Europe Quality Dividend ETF
ASSETS
Investments in securities, at value(1)	$592,631,333	$107,989,821	$45,785,740	$26,718,101
Cash	2,228,905	112,451	59,552	105,747
Foreign cash(2)	—	—	1	—
Receivables:
Securities sold	—	137,187	—	—
Dividends	899,981	135,015	984	51,898
Capital shares issued	1,826,740	—	—	—
Foreign tax reclaims	—	—	235	222,760
Total Assets	597,586,959	108,374,474	45,846,512	27,098,506
LIABILITIES
Cash denominated in foreign currency(2)	—	—	—	3,651
Payables:
Securities purchased	1,823,567	—	—	—
Income distributions	1,716,955	278,365	—	79,638
Investment management fees	234,874	43,679	18,372	10,820
Total Liabilities	3,775,396	322,044	18,372	94,109
Net Assets	$593,811,563	$108,052,430	$45,828,140	$27,004,397
NET ASSETS CONSIST OF:
Paid-in capital	$534,959,683	$105,833,912	$46,145,593	$28,113,093
Distributable earnings (loss)	58,851,880	2,218,518	(317,453)	(1,108,696)
Net Assets	$593,811,563	$108,052,430	$45,828,140	$27,004,397
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	16,200,000	3,654,000	1,750,000	1,050,000
Net Asset Value	$36.66	$29.57	$26.19	$25.72
(1) Investments in securities, at cost	$538,937,028	$102,974,236	$41,138,242	$25,585,994
(2) Cost of foreign cash	$—	$—	$1	$(3,651)
See accompanying notes to the financial statements.

OSI ETF Trust
Statements of Operations
For the six months ended December 31, 2019 (Unaudited)
	O’Shares FTSE U.S. Quality Dividend ETF	O’Shares FTSE Russell Small Cap Quality Dividend ETF	O’Shares Global Internet Giants ETF	O’Shares FTSE Europe Quality Dividend ETF
INVESTMENT INCOME
Dividend income	$8,543,104	$1,403,257	$25,307	$316,157
Foreign withholding tax on dividends	—	(225)	(108)	(20,526)
Total Investment Income	8,543,104	1,403,032	25,199	295,631
EXPENSES
Investment management fees (Note 4)	1,306,127	243,897	113,775	61,606
Total Expenses	1,306,127	243,897	113,775	61,606
Net Investment Income (Loss)	7,236,977	1,159,135	(88,576)	234,025
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	575,573	(4,432,912)	(2,474,737)	(618,361)
In-kind redemptions of investments	10,862,278	4,305,829	609,203	194,978
Foreign currency transactions	—	—	(8,695)	(9,770)
Net Realized Gain (Loss)	11,437,851	(127,083)	(1,874,229)	(433,153)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments in securities	27,749,027	7,512,266	3,833,854	2,082,562
Translation of assets and liabilities denominated in foreign currencies	—	—	6	883
Net Change in Unrealized Appreciation (Depreciation)	27,749,027	7,512,266	3,833,860	2,083,445
Net Realized and Unrealized Gain (Loss)	39,186,878	7,385,183	1,959,631	1,650,292
Net Increase (Decrease) in Net Assets Resulting from Operations	$46,423,855	$8,544,318	$1,871,055	$1,884,317
See accompanying notes to the financial statements.

OSI ETF Trust
Statements of Changes in Net Assets
	O’Shares FTSE U.S. Quality Dividend ETF		O’Shares FTSE Russell Small Cap Quality Dividend ETF
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
OPERATIONS
Net investment income (loss)	$7,236,977	$12,384,843	$1,159,135	$2,516,077
Net realized gain (loss)	11,437,851	17,024,316	(127,083)	5,968,739
Net change in unrealized appreciation (depreciation)	27,749,027	15,574,374	7,512,266	(7,662,265)
Net Increase (Decrease) in Net Assets Resulting from Operations	46,423,855	44,983,533	8,544,318	822,551
DISTRIBUTIONS
Distributable earnings	(7,468,068)	(12,107,636)	(1,074,524)	(2,452,943)
Total Distributions	(7,468,068)	(12,107,636)	(1,074,524)	(2,452,943)
CAPITAL TRANSACTIONS
Proceeds from shares issued	115,854,977	289,837,022	21,050,239	34,332,774
Cost of shares redeemed	(57,573,498)	(237,407,319)	(18,037,527)	(71,934,364)
Net Increase (Decrease) from Capital Transactions	58,281,479	52,429,703	3,012,712	(37,601,590)
Total Increase (Decrease) in Net Assets	97,237,266	85,305,600	10,482,506	(39,231,982)
NET ASSETS
Beginning of period	$496,574,297	$411,268,697	$97,569,924	$136,801,906
End of Period	$593,811,563	$496,574,297	$108,052,430	$97,569,924
SHARE TRANSACTIONS
Beginning of period	14,550,000	13,400,000	3,554,000	5,054,000
Shares issued in-kind	3,300,000	9,000,000	750,000	1,200,000
Shares redeemed in-kind	(1,650,000)	(7,850,000)	(650,000)	(2,700,000)
Shares Outstanding, End of Period	16,200,000	14,550,000	3,654,000	3,554,000
See accompanying notes to the financial statements.

OSI ETF Trust
Statements of Changes in Net Assets
	O’Shares Global Internet Giants ETF		O’Shares FTSE Europe Quality Dividend ETF
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
OPERATIONS
Net investment income (loss)	$(88,576)	$(139,180)	$234,025	$979,353
Net realized gain (loss)	(1,874,229)	(2,098,870)	(433,153)	(414,151)
Net change in unrealized appreciation (depreciation)	3,833,860	3,516,406	2,083,445	435,828
Net Increase (Decrease) in Net Assets Resulting from Operations	1,871,055	1,278,356	1,884,317	1,001,030
DISTRIBUTIONS
Distributable earnings	—	—	(370,949)	(1,031,170)
Total Distributions	—	—	(370,949)	(1,031,170)
CAPITAL TRANSACTIONS
Proceeds from shares issued	—	8,374,599	1,198,543	5,975,740
Cost of shares redeemed	(4,877,371)	(12,553,104)	(1,205,246)	(21,146,226)
Net Increase (Decrease) from Capital Transactions	(4,877,371)	(4,178,505)	(6,703)	(15,170,486)
Total Increase (Decrease) in Net Assets	(3,006,316)	(2,900,149)	1,506,665	(15,200,626)
NET ASSETS
Beginning of period	$48,834,456	$51,734,605	$25,497,732	$40,698,358
End of Period	$45,828,140	$48,834,456	$27,004,397	$25,497,732
SHARE TRANSACTIONS
Beginning of period	1,950,000	2,150,000	1,050,000	1,700,000
Shares issued in-kind	—	350,000	50,000	250,000
Shares redeemed in-kind	(200,000)	(550,000)	(50,000)	(900,000)
Shares Outstanding, End of Period	1,750,000	1,950,000	1,050,000	1,050,000
See accompanying notes to the financial statements.

OSI ETF Trust
Financial Highlights for a share outstanding throughout the period
		PER SHARE OPERATING PERFORMANCE								RATIOS/SUPPLEMENTAL DATA
		Investment Operations			Distributions					Ratios to Average Net Assets of(2)						Total Return(3)(4)
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Expenses	Expenses net of reimbursements	Net investment income before reimbursements	Net investment income net of reimbursements	Net investment income (loss) net of reimbursement excluding special dividends(10)	Net investment income (loss) per share excluding special dividends(11)	Net asset value(5)	Market value(6)	Portfolio turnover rate(3)(7)	Ending net assets (thousands)
O’Shares FTSE U.S. Quality Dividend ETF
For the six months ended 12/31/19 (unaudited)	$34.13	$0.47	$2.54	$3.01	$(0.48)	$—	$—	$(0.48)	$36.66	0.48%	0.48%	2.67%	2.67%	2.67%	$0.47	8.88%	8.88%	19%	$593,812
Year ended June 30, 2019	30.69	0.89	3.44	4.33	(0.89)	—	—	(0.89)	34.13	0.48	0.48	2.76	2.76	2.71	0.88	14.31	14.16	15	496,574
Year ended June 30, 2018	29.25	0.78	1.46	2.24	(0.80)	—	—	(0.80)	30.69	0.48(12)	0.48(12)	2.53	2.54	2.54	0.78	7.67	7.70	18	411,269
Year ended June 30, 2017	27.71	0.69	1.49	2.18	(0.64)	—	—	(0.64)	29.25	0.48(12)	0.48(12)	2.46	2.47	2.45	0.68	8.00	8.15	17	413,932
For the period 07/14/15* – 06/30/16	25.00	0.69	2.60	3.29	(0.58)	—	—	(0.58)	27.71	0.49(12)	0.48(12)	2.74	2.76	2.75	0.69	13.39	13.27	7	213,332
O’Shares FTSE Russell Small Cap Quality Dividend ETF
For the six months ended 12/31/19 (unaudited)	27.45	0.32	2.10	2.42	(0.30)	—	—	(0.30)	29.57	0.48	0.48	2.29	2.29	2.29	$0.32	8.86	8.86	35	108,052
Year ended June 30, 2019	27.07	0.58	0.38(8)	0.96	(0.58)	—	—	(0.58)	27.45	0.48	0.48	2.16	2.16	2.03	0.54	3.65	3.53	52	97,570
Year ended June 30, 2018	25.41	0.66	1.70	2.36	(0.66)	—(9)	(0.04)	(0.70)	27.07	0.48	0.48	2.51	2.51	2.51	0.66	9.39	9.35	64	136,802
For the period 12/30/16** – 06/30/17	25.00	0.38	0.25	0.63	(0.22)	—	—	(0.22)	25.41	0.48	0.48	2.99	2.99	2.86	0.36	2.52	2.68	7	38,223
O’Shares Global Internet Giants ETF
For the six months ended 12/31/19 (unaudited)	25.04	(0.05)	1.20	1.15	—	—	—	—	26.19	0.48	0.48	(0.37)	(0.37)	(0.37)	$(0.05)	4.59	4.44	24	45,828
Year ended June 30, 2019	24.06	(0.06)	1.04	0.98	—	—	—	—	25.04	0.48	0.48	(0.28)	(0.28)	(0.31)	(0.07)	4.07	3.69	55	48,834
For the period 06/05/18** – 06/30/18	25.00	(0.01)	(0.93)	(0.94)	—	—	—	—	24.06	0.48	0.48	(0.48)	(0.48)	(0.48)	(0.01)	(3.76)	(3.52)	8	51,735
O’Shares FTSE Europe Quality Dividend ETF
For the six months ended 12/31/19 (unaudited)	24.28	0.22	1.57	1.79	(0.35)	—	—	(0.35)	25.72	0.48	0.48	1.83	1.83	1.83	$0.22	7.48	7.32	21	27,004
Year ended June 30, 2019	23.94	0.76	0.44	1.20	(0.86)	—	—	(0.86)	24.28	0.48	0.48	3.23	3.23	3.15	0.74	5.16	5.25	35	25,498
Year ended June 30, 2018	24.69	0.69	(0.55)	0.14	(0.89)	—	—	(0.89)	23.94	0.60(12)	0.58(12)	2.75	2.77	2.76	0.69	0.53	(0.41)	30	40,698
Year ended June 30, 2017	23.17	0.75	1.34	2.09	(0.57)	—	—	(0.57)	24.69	0.61(12)	0.58(12)	3.21	3.24	3.05	0.70	9.18	8.91	30	62,947
For the period 08/19/15* – 06/30/16	25.00	1.04	(2.32)(8)	(1.28)	(0.55)	—	—	(0.55)	23.17	0.66(12)	0.58(12)	5.14	5.22	5.21	1.04	(5.06)	(4.24)	7	25,483
*
Commencement of Prior Fund investment operations.

**
Commencement of investment operations.

(1)
Net investment income (loss) per share is based on average shares outstanding.

(2)
Annualized for periods less than one year.

(3)
Not annualized for periods less than one year.

(4)
Had certain expenses not been waived during the periods, if applicable, total returns would have been lower.

(5)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(6)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(7)
In-kind transactions are not included in portfolio turnover calculations.

(8)
The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(9)
Per share amount is less than $0.01.

(10)
This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Funds during each period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) per share ratio presented for the same period herein.

(11)
This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Funds during the period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) of average net assets ratio presented for the same period herein.

(12)
Reference Note 4 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

OSI ETF Trust
Notes to Financial Statements
December 31, 2019 (Unaudited)
1. Organization
OSI ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 12, 2016 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of four operational exchange-traded funds (each a “Fund” and collectively, the “Funds”). The O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Russell Small Cap Quality Dividend ETF and O’Shares FTSE Europe Quality Dividend ETF are diversified series of the Trust, pursuant to the 1940 Act. The O’Shares Global Internet Giants ETF is a non-diversified series of the Trust, pursuant to the 1940 Act. O’Shares Investment Advisers, LLC (the “Adviser”) is the investment adviser to each fund.
Each Fund seeks to track the performance (before fees and expenses) of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds’ investment objectives will be achieved.
2. Significant Accounting Policies
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies.”
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Investment Company Modernization
In October 2016, the Securities and Exchange Commission (“SEC”) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the “Release”). The Release called for the adoption of new rules and forms as well as amendments to current rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC adopted amendments to Regulation S-X, which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Funds have updated disclosures in these financial statements to reflect the amendments, which were effective August 1, 2017. The first filing compliance date for Form N-PORT is no later than June 1, 2020, reflecting March 2020 data.
Investment Valuation
The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.
When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees”). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect the Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their NAV.
The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 — Quoted prices in active markets for identical assets.

•
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of December 31, 2019 for each Fund based upon the three levels defined above:
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
O’Shares FTSE U.S. Quality Dividend ETF
Investments
Common Stocks*	$592,631,333	$—	$—	$592,631,333
Total Investments	$592,631,333	$—	$—	$592,631,333
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Investments
Common Stocks*	$107,989,821	$—	$—	$107,989,821
Rights	—	—	—	—
Total Investments	$107,989,821	$—	$—	$107,989,821
O’Shares Global Internet Giants ETF
Investments
Common Stocks*	$45,785,740	$—	$—	$45,785,740
Total Investments	$45,785,740	$—	$—	$45,785,740
O’Shares FTSE Europe Quality Dividend ETF
Investments
Common Stocks*	$26,718,101	$—	$—	$26,718,101
Total Investments	$26,718,101	$—	$—	$26,718,101
*
See Schedules of Investments for segregation by industry type.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
Real Estate Investment Trusts (“REITs”)
Certain Funds may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.
REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.
Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investment securities on the Statements of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Taxes and Distributions
Each of the Funds intends to qualify (or continue to qualify) as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. As of June 30, 2019 (the Funds’ tax year end), management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.
Each Fund intends to pay income dividends monthly from its net investment income. Capital gains, if any, may be paid at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Dividends may be declared and paid more frequently to improve a

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
Fund’s tracking of its Target Index or to comply with the distribution requirements of the Internal Revenue Code.
3. Investment Transactions and Related Income
Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income received or paid from the Fund, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. For those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statements of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
4. Investment Management Fees
The Adviser acts as the investment adviser to the O’Shares FTSE U.S. Quality Dividend ETF and O’Shares FTSE Europe Quality Dividend ETF pursuant to an investment advisory agreement with the Trust (the “OUSA/OEUR Advisory Agreement”). AGF Investments LLC (formerly known as FFCM, LLC) acts as the sub-adviser to the O’Shares FTSE U.S. Quality Dividend ETF and O’Shares FTSE Europe Quality Dividend ETF pursuant to a sub-advisory agreement with the Adviser (the “OUSA/OEUR Sub-Advisory Agreement”).
The Adviser acts as the investment adviser to the O’Shares FTSE Russell Small Cap Quality Dividend ETF and O’Shares Global Internet Giants ETF pursuant to an investment advisory agreement with the Trust (the “OUSM/OGIG Advisory Agreement” and, together with the OUSA/OEUR Advisory Agreement, the “Advisory Agreements”). Vident Investment Advisory, LLC (together with AGF Investments LLC, each a “Sub-Adviser”) acts as the sub-adviser to the O’Shares FTSE Russell Small Cap Quality Dividend ETF and O’Shares Global Internet Giants ETF pursuant to a sub-advisory agreement with the Adviser (the “OUSM/OGIG Sub-Advisory Agreement” and, together with the OUSA/OEUR Sub-Advisory Agreement, the “Sub-Advisory Agreements”).
Pursuant to the Advisory Agreements, the Adviser has the overall responsibility for the Funds’ investment program.
Each Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Target Index, subject to the overall supervision and oversight of the Adviser and the Trustees. The Adviser oversees each Sub-Adviser for compliance with the Funds’ investment objective, policies, strategies and restrictions. The Board of Trustees supervises and oversees the Adviser and each Sub-Adviser, establishes policies that they must follow in their management activities, and oversees the hiring and termination of sub-advisers recommended by the Adviser.
Under the Advisory Agreements, the Funds pay the Adviser a unitary management fee for its services payable on a monthly basis at the annual rate listed in the table below, based on the average daily net assets of each Fund.
Fund	Management Fee
O’Shares FTSE U.S. Quality Dividend ETF	0.48%
O’Shares FTSE Russell Small Cap Quality Dividend ETF	0.48%
O’Shares Global Internet Giants ETF	0.48%
O’Shares FTSE Europe Quality Dividend ETF	0.48%
Pursuant to the Sub-Advisory Agreements, the Adviser compensates each Sub-Adviser out of the management fee it receives from the Funds.
Under the Advisory Agreements, the Adviser bears all of the ordinary operating expenses of the Funds, except for (i) the management fee, (ii) payments under the Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes,

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
(vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses.
On June 28, 2018, the O’Shares FTSE U.S. Quality Dividend ETF the (“OUSA Prior Fund”), and O’Shares FTSE Europe Quality Dividend ETF the (“OEUR Prior Fund”) series of FQF Trust (each, a “Prior Fund” and collectively, the “Prior Funds”) were reorganized into corresponding newly created, identically named exchange traded funds of the Trust (each, a “New Fund”) via a tax-free reorganization. Each New Fund has the same name, ticker symbol and underlying index as the corresponding Prior Fund, is managed in accordance with the same investment objective, and is subject to substantially the same investment strategies, policies, and risks as the corresponding Prior Fund. Each New Fund is operated in a substantially similar manner as the corresponding Prior Fund, except that each New Fund is advised by O’Shares Investment Advisers, LLC and sub-advised by the Prior Funds’ adviser, FFCM, LLC. The same portfolio managers who managed the Prior Funds continue to manage the New Funds. All of the assets and liabilities of each Prior Fund were transferred to the corresponding New Fund in exchange for shares of beneficial interest of the corresponding New Fund. Each New Fund has adopted the financial performance and operating history of the corresponding Prior Fund. The information for the periods prior to June 28, 2018 is that of the Prior Funds.
Prior to June 28, 2018, when the following Funds became part of the Trust in connection with the tax-free reorganizations, the unitary management fee was 0.48% for the OUSA Prior Fund and was 0.58% for the OEUR Prior Fund.
Prior to June 28, 2018, FFCM, LLC, the former Adviser of the Prior Funds bore all of the costs of the Prior Funds, except for the advisory fee, distribution fees (including any payments under the Funds’ 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), compensation and expenses of the Independent Trustees (including Independent Trustee counsel fees), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto).
FFCM, LLC had agreed to waive its fees and reimburse expenses for each Prior Fund until at least November 1, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for each Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto)) were limited to the ratios below:
Fund	Expense Limitation
OUSA Prior Fund	0.48%
OEUR Prior Fund	0.58%
5. Administration, Fund Accounting and Transfer Agency Fees
JPMorgan Chase Bank, N.A. (“Administrator”) acts as administrator, fund accounting agent and transfer agent to the Funds pursuant to an administration agreement. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws.
6. Custodian Fees
JPMorgan Chase Bank, N.A. acts as custodian to the Funds. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services, the Custodian is entitled to fees and reasonable out-of-pocket expenses.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
7. Distribution, Service Plan and Fund Officers
Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has entered into a Distribution Agreement (“Distribution Agreement”), under which the Distributor, as agent, receives orders from Authorized Participants to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of the Funds or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.
No distribution or service fees are currently paid by any Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.
Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer, AML Compliance Officer, and Principal Financial Officer and Treasurer. FFOS does not have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.
8. Issuance and Redemption of Fund Shares
The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Funds will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.
Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If a shareholder buys or sells Fund shares on the secondary market, a shareholder will pay or receive the market price, which may be higher or lower than NAV. Authorized participant transaction will be priced at NAV if the authorized participant purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to JPMorgan Chase Bank, N.A., the Funds’ administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.
9. Investment Transactions
For the period ended December 31, 2019, the cost of securities purchased and proceeds from sales of securities, excluding in-kind transactions, were as follows:
Fund	Purchases	Sales
O’Shares FTSE U.S. Quality Dividend ETF	$104,904,350	$104,834,047
O’Shares FTSE Russell Small Cap Quality Dividend ETF	35,389,934	35,287,187
O’Shares Global Internet Giants ETF	11,403,894	11,527,833
O’Shares FTSE Europe Quality Dividend ETF	5,419,332	5,483,071
10. In-Kind Transactions
During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
For the period ended December 31, 2019 the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:
Fund	Value	Realized Gain
O’Shares FTSE U.S. Quality Dividend ETF	$57,080,449	$10,862,278
O’Shares FTSE Russell Small Cap Quality Dividend ETF	17,981,861	4,305,829
O’Shares Global Internet Giants ETF	4,880,027	609,203
O’Shares FTSE Europe Quality Dividend ETF	1,188,279	194,978
During the period presented in this report, the Funds received securities in exchange for subscription of shares (subscription-in-kind). For the period ended December 31, 2019, the value of the securities received for subscriptions were as follows:
Fund	Value
O’Shares FTSE U.S. Quality Dividend ETF	$115,381,467
O’Shares FTSE Russell Small Cap Quality Dividend ETF	20,968,238
O’Shares FTSE Europe Quality Dividend ETF	1,182,785
11. Principal Risks
Some principal risks apply to all Funds while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds.
Authorized Participants Concentration Risk.   Each Fund has a limited number of financial institutions that may purchase and redeem Fund shares directly from the Funds (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.
Concentration Risk.   To the extent that a Fund’s Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.
Depositary Receipts Risk.   The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
Europe Risk.   Decreasing imports or exports, changes in governmental or European Union (the “E.U.”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. The risk of investing in Europe may be heightened due to the recent withdrawal of the United Kingdom from membership in the E.U. In addition, if one or more other countries were to exit the E.U. or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Funds’ portfolios.
Flash Crash Risk.   Sharp price declines in securities owned by a Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
Foreign Investment Risk.   Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect such Fund’s returns.
Index-Related Risk.   Each Fund is managed with an investment strategy that attempts to track the performance of the Target Index. As a result, the Funds expect to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Funds employed an active strategy.
There is no assurance that the Index Provider will compile each Target Index accurately, or that each Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what each Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that each Target Index will be in line with its described index methodology. Any gains, losses or costs to a Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders. To the extent a Target Index is new it will have a limited performance history. The foregoing risks may be greater for a new index.
Internet Companies Risk.   Companies involved with the internet, technology and e-commerce are exposed to risks associated with rapid advances in technology, obsolescence of current products and services, the finite life of patents and the constant threat of global competition and substitutes. In addition to these risks, these companies may be adversely impacted by market and economic cyclicality and changing industry standards.
Market Events Risk.   The market values of a Fund’s investments, and therefore the value of such Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of a Fund, which could have a negative impact on the Fund.
Mid-Capitalization Securities Risk.   The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.
Multifactor Risk.   A Fund’s Target Index, and thus the corresponding Fund, seeks to achieve specific factor exposures identified in the Fund’s principal investment strategies. There can be no assurance that targeting exposure to such factors will enhance a Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures identified above.
Non-Diversification Risk.   The O’Shares Global Internet Giants ETF is classified as “non-diversified” under the 1940 Act, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
REIT Risk.   A REIT is a company that owns or finances income-producing real estate. Each Fund, through its investments in REITs, is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

OSI ETF Trust
Notes to Financial Statements (continued)
December 31, 2019 (Unaudited)
REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. To the extent a Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such areas or property types. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.
Sampling Risk.   To the extent a Fund uses a representative sampling approach, it will hold a smaller number of securities than are in its Target Index. As a result, an adverse development respecting a security held by a Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Target Index. Conversely, a positive development relating to a security in a Fund’s Target Index that is not held by the Fund could cause the Fund to underperform the Target Index. To the extent the assets in a Fund are smaller, these risks will be greater.
Sector Risk.   To the extent a Target Index, and thereby a Fund, emphasizes, from time to time, investments in a particular sector, the Funds are subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Funds invest in a few sectors, it may have increased exposure to the price movements of those sectors.
Volatility Risk.   There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it historically has been and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.
The Funds’ prospectus contain additional information regarding the principal risks associated with an investment in a Fund.
12. Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
13. New Accounting Pronouncements
On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements.
14. Subsequent Events
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

OSI ETF Trust
Expense Examples (Unaudited)
December 31, 2019
As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
Actual Expenses
The actual expense examples are based on an investment of  $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2019.
The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The hypothetical expense examples are based on an investment of  $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2019.
The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

OSI ETF Trust
Expense Examples (Unaudited)
December 31, 2019
	Beginning Account Value 07/01/19	Ending Account Value 12/31/19	Expenses Paid During the Period*	Annualized Expense Ratio During Period
O’Shares FTSE U.S. Quality Dividend ETF
Actual	$1,000.00	$1,088.80	$2.52	0.48%
Hypothetical	$1,000.00	$1,022.72	$2.44	0.48%
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Actual	$1,000.00	$1,088.60	$2.52	0.48%
Hypothetical	$1,000.00	$1,022.72	$2.44	0.48%
O’Shares Global Internet Giants ETF
Actual	$1,000.00	$1,045.90	$2.47	0.48%
Hypothetical	$1,000.00	$1,022.72	$2.44	0.48%
O’Shares FTSE Europe Quality Dividend ETF
Actual	$1,000.00	$1,074.80	$2.50	0.48%
Hypothetical	$1,000.00	$1,022.72	$2.44	0.48%
*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 366 days in the fiscal year (to reflect the one half year period).

OSI ETF Trust
Board Review and Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited)
December 31, 2019
At the November 13, 2019 meeting (the “Meeting”) of the Board of Trustees (the “Board”) of OSI ETF Trust (the “Trust”), the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved (i) the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between O’Shares Investment Advisers, LLC (the “Adviser”) and the Trust, on behalf of the O’Shares FTSE Russell Small Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF, O’Shares U.S. Large Cap Quality Growth ETF, O’Shares U.S. Small Cap Quality Growth ETF, O’Shares Quality Robotics and Artificial Intelligence ETF and O’Shares Quality Artificial Intelligence ETF (each a “Fund” and collectively, the “Funds”), and (ii) the continuation of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Vident Investment Advisory, LLC (the “Sub-Adviser”), on behalf of the Funds (the Investment Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements”). Under the Investment Advisory Agreement, the Adviser is obligated to pay all of the ordinary operating expenses of each Fund, except for certain excluded items (the “Unified Fee”).
In considering approval of the continuation of the Advisory Agreements, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice. The Board, including the Independent Trustees, evaluated the terms of the Advisory Agreements, reviewed the information provided by the Adviser and Sub-Adviser in connection with the consideration of approving the continuation of the Advisory Agreements, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the Advisory Agreements.
In considering the approval of the continuation of the Advisory Agreements, the Board, including the Independent Trustees, reviewed the materials provided for the Meeting by the Adviser and Sub-Adviser, including: (i) a copy of the Investment Advisory Agreement; (ii) a copy of the Sub-Advisory Agreement; (iii) information describing the nature, extent and quality of the services that the Adviser and Sub-Adviser provide and expect to provide to each Fund, and the fees that the Adviser and Sub-Adviser charge for such services; (iv) information concerning the financial condition, businesses, operations and compliance programs of the Adviser and Sub-Adviser; (v) a copy of the current Form ADV for each of the Adviser and Sub-Adviser; and (vi) memoranda on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act.
In addition, the Board considered data compiled by the Adviser from an unaffiliated third party database comparing the Unified Fee of each Fund with the net expense ratios (i.e., after fee waivers and reimbursements) of other U.S.-listed ETFs having similar investment objectives and strategies (each a “Peer Group”). The Board discussed the criteria used by the Adviser for selecting the Peer Group. The Board, including the Independent Trustees, concluded that the data was useful for the purpose of reviewing the Advisory Agreements.
During their review of this information, the Board, including the Independent Trustees, focused on and analyzed the factors that they deemed relevant. In particular, the Board considered and reviewed the following with respect to each Fund:
(a) The nature, extent and quality of services provided and to be provided to each Fund by the Adviser and Sub-Adviser; Personnel and operations of the Adviser and Sub-Adviser; Possible conflicts of interest. The Board reviewed the services that the Adviser and Sub-Adviser provide and expect to provide to each Fund. In connection with the advisory services provided and to be provided to each Fund, the Board noted the Adviser’s responsibilities as each Fund’s investment adviser, including: overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; ultimate responsibility, subject to oversight by the Board, for oversight of the Sub-Adviser as sub-adviser to the Funds; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; responsibility for general oversight of compliance by each Fund and the Sub-Adviser with relevant law and compliance policies and procedures; and implementation of Board directives as they relate to each Fund.
The Board also noted the responsibilities that the Sub-Adviser has as the Funds’ sub-adviser, including: implementation of the investment management program of the Funds; management of the day-to-day investment and reinvestment of the assets of the Funds; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, as well as during index rebalances and reconstitutions; and oversight of general Fund portfolio compliance with relevant law and the Trust’s compliance policies and procedures.

OSI ETF Trust
Board Review and Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited)
December 31, 2019
The Board considered the experience and background of the personnel dedicated by the Adviser and Sub-Adviser to the management of the Funds, and the Adviser’s and Sub-Adviser’s procedures to manage potential conflicts of interest. The Board also considered the financial strength and resources of the Adviser’s and Sub-Advisers’ parent organizations. Based on their consideration and review of the foregoing information, the Board concluded that each Fund was likely to benefit from the nature, extent and quality of these services, as well as the Adviser’s and Sub-Adviser’s ability to render such services based on their experience, personnel, operations and resources.
(b) Comparison of services provided and fees charged by the Adviser and Sub-Adviser and other investment advisers to similar clients, and the cost of the services provided. The Board compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreement for the Funds to the contractual advisory fees of other registered investment advisers providing services to similar ETFs in each Fund’s Peer Group. In particular, the Board compared each Fund’s Unified Fee to the net expense ratios of the other ETFs in the Peer Group.
The Board considered that the sub-advisory fees paid by the Adviser to the Sub-Adviser pursuant to the Sub-Advisory Agreement were the product of arms-length negotiations between the Adviser and Sub-Adviser, and that the sub-advisory fees were paid entirely by the Adviser from the Unified Fee. The Board also considered information about the fee rates charged to other comparable accounts and clients (including other ETFs) that are managed by the Adviser and Sub-Adviser.
The Board considered the appropriateness of the Unified Fee of each Fund compared to the net expense ratios of the ETFs in the Peer Group. The Board noted that (i) the Unified Fee of the O’Shares FTSE Russell Small Cap Quality Dividend ETF and O’Shares U.S. Large Cap Quality Growth ETF was above the median and average, but below the maximum, net expense ratio of the other ETFs in the respective Peer Group; (ii) the Unified Fee of the O’Shares U.S. Small Cap Quality Growth ETF was above the median, but below the average and maximum, net expense ratio of the other ETFs in its Peer Group; (iii) the Unified Fee of the O’Shares Quality Robotics and Artificial Intelligence ETF and O’Shares Quality Artificial Intelligence ETF was above the average and equal to the median, but below the maximum, net expense ratio of the other ETFs in the respective Peer Group; and (iv) the Unified Fee of the O’Shares Global Internet Giants ETF was below the median, average and maximum net expense ratio of the other ETFs in its Peer Group.
The Board received information regarding the costs and the profitability of the Adviser and Sub-Adviser in connection with serving as adviser and sub-adviser, respectively, to the Funds. The Board noted the Adviser’s assumption of the contractual obligation to limit each Fund’s ordinary operating expenses through the Unified Fee, which cannot be changed without shareholder approval. The Board also considered the Adviser’s representation that it would continue to monitor the Funds’ expense ratios as compared to those of their peer groups and seek to ensure that the Funds remain competitive.
After (i) comparing each Fund’s Unified Fee with the net expense ratios of the other ETFs in the Peer Group, (ii) the nature, extent and quality of services provided and to be provided by the Adviser and Sub-Adviser and the costs incurred by the Adviser and Sub-Adviser in rendering those services, and (iii) the Adviser absorbing each Fund’s ordinary operating expenses under the Unified Fee, the Board concluded that the fees paid to the Adviser and Sub-Adviser with respect to the Funds were fair and reasonable.
(c) The Adviser’s and Sub-Adviser’s profitability and the extent to which economies of scale were realized as each Fund grew and whether fee levels reflect such economies of scale; “Fall-out” benefits. The Board discussed with the representatives from the Adviser and Sub-Adviser the advisers’ profitability with respect to the Funds. The Board acknowledged the Adviser’s contractual obligation to limit each Fund’s expenses through the Unified Fee, and the effect of such obligation on the Adviser’s profitability based on information presented to the Board.
The Board noted that the Funds had not yet reached a size sufficient to experience economies of scale, though the Board would address economies of scale for each Fund when assets under management reached appropriate levels. The Board considered fall-out benefits received and to be received by the Adviser and Sub-Adviser from their relationship with the Funds and the Trust. The Board noted that none of the other service providers to each Fund or the Trust

OSI ETF Trust
Board Review and Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited)
December 31, 2019
were affiliates of the Adviser or Sub-Adviser. The Board also noted the Adviser’s and Sub-Adviser’s potential positive reputational benefits from the success of each Fund.
(d) Investment performance of the Adviser and Sub-Adviser. The Board discussed with the representatives from the Adviser and Sub-Adviser the performance of the Funds, including tracking difference with respect to each Fund’s underlying index. In particular, the Board considered the investment performance of the Funds relative to their stated objectives and the success of the Adviser and Sub-Adviser in reaching such objectives. The Board also considered each Fund’s investment performance compared to: (i) its corresponding underlying index that it seeks to track, and (ii) the secondary benchmark index that each Fund uses for comparison purposes, if any. In addition, consideration was given to tracking difference data provided to the Board for the Meeting and throughout the year by the Adviser and Sub-Adviser. The Board also considered each Fund’s investment performance compared to the Fund’s respective Peer Group.
The Board considered that each of the O’Shares FTSE Russell Small Cap Quality Dividend ETF and the O’Shares Global Internet Giants ETF outperformed its respective Peer Group for the 1-year and since-inception periods ended September 30, 2019. The Board discussed with the Adviser the reasons for the relative outperformance compared to each Fund’s respective Peer Group. The Board received and considered information about the premium/discount history of the Funds, which illustrated the number of times that the market price of the Funds trading on the secondary market closed above or below the net asset value (“NAV”) of the Funds, and by how much, measured in basis points. The Board concluded that the performance of the Funds, including the tracking difference, was reasonable in light of the respective investment objectives and policies of the Funds.
The Board noted that because the O’Shares U.S. Large Cap Quality Growth ETF, O’Shares U.S. Small Cap Quality Growth ETF, O’Shares Quality Robotics and Artificial Intelligence ETF and O’Shares Quality Artificial Intelligence ETF had not commenced operations, it was not possible to assess the Adviser’s and Sub-Adviser’s investment performance with respect to those Funds. For purposes of comparison, the Board considered the performance of the Adviser and Sub-Adviser with respect to the operational series of the Trust, including tracking difference.
Conclusion. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board, including the Independent Trustees, concluded that the Unified Fees were reasonable in relation to the services provided and to be provided by the Adviser and Sub-Adviser to each Fund, as well as the costs incurred and benefits gained by the Adviser and Sub-Adviser in providing such services. The Board also found the advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs of similar size. As a result, the Board, including the Independent Trustees, determined that the approval of the continuation of the Advisory Agreements on behalf of each Fund would be in the best interest of each Fund and its shareholders.

OSI ETF Trust
Additional Information (Unaudited)
Proxy Voting Information
A description of OSI ETF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.oshares.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-855-7670.
In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month year ended June 30 will be available without charge upon request by calling collect 1-617-855-7670 or on the SEC’s website at www.sec.gov.
Quarterly Portfolio Holdings Information
OSI ETF Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of on Form N-Q. The Form N-Q will be available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the O’Shares Investment Funds’ website at www.oshares.com.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

OSI ETF Trust
60 State Street, Suite 700
Boston, MA 02109
www.oshares.com
Distributor:
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)	A change in the registrant’s independent public accountant – Not applicable

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OSI ETF Trust

By: /s/Kevin Beadles

Kevin Beadles

President

March 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Kevin Beadles

Kevin Beadles

President

March 9, 2020

By: /s/Joshua Hunter

Joshua Hunter

Principal Financial Officer and Treasurer

March 9, 2020